Document and Entity Information	Feb. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	Odonate Therapeutics, Inc.
Entity Central Index Key	0001717452
Entity Incorporation State Country Code	DE
Entity File Number	001-38318
Entity Tax Identification Number	82-2493065
Entity Address, Address Line One	3 East 28th Street
Entity Address, Address Line Two	10th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10016
City Area Code	332
Local Phone Number	206-0935
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ODT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true